Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Right of use assets	878,649	392,387

Operating lease liabilities, current	785,968	326,432
Operating lease liabilities, noncurrent	48,033	—
Total operating lease liabilities	834,001	326,432

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Operating cash payments for operating leases	1,327,231	513,138
Weighted average remaining lease term (years)	1.36	0.40
Weighted average discount rate	3.1%	3.1%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

RMB
For the six months ending December 31, 2026	280,761
Year ending December 31, 2027	96,768
Total lease payments	377,529
Less: Imputed interest	(51,097)
Present value of lease liabilities	326,432